BONDS PAYABLE	12 Months Ended
Dec. 31, 2019
BONDS PAYABLE
BONDS PAYABLE

16.  BONDS PAYABLE

On August 17, 2017, the Company issued and sold bonds with an aggregate principle amount of US$200,000 at a coupon rate of 7% per annum or the Original Bonds. On September 29, 2017, the Company issued and sold follow-on bonds with an aggregate principle amount of US$100,000 at a coupon rate of 7% per annum, or the Bonds. The Bonds were priced at a slight premium of 100.04%, with an effective yield of 6.98% (together with the Original Bonds, “2020 Notes”). The 2020 Notes will mature on August 17, 2020. The 2020 Notes were listed and quoted on the Official List of the Singapore Exchange Securities Trading Limited (the “SGX-ST”). Interest on the 2020 Notes is payable semi-annually in arrears on August 17 and February 17 in each year, beginning from February 17, 2018.

Net proceeds from 2020 Notes after deducting issuance costs were RMB1,926,419. The 2020 Notes are unsecured and rank senior in right of payment to any of the Company’s indebtedness that is expressly subordinated to the bonds; equal in right of payment to any of the Company’s liabilities that are not so subordinated; but rank lower than any secured indebtedness of the Company and all liabilities (including accounts payable) of the Company’s subsidiaries and Consolidated VIEs.

On April 15, 2019, the Company issued and sold bonds with an aggregate principle amount of US$300,000 at a coupon rate of 7.875% per annum ("2021 Notes"). The 2021 Notes will mature on October 15, 2021. The 2021 Notes were listed and quoted on the SGX-ST. Interest on the 2021 Notes is payable semi-annually in arrears on April 15 and October 15 in each year, beginning from October 15, 2019.

Net proceeds from 2021 Notes after deducting issuance costs were RMB1,976,474  (US$283,903). The 2021 Notes are unsecured and rank senior in right of payment to any of the Company's indebtedness that is expressly subordinated to the bonds; equal in right of payment to any of the Company's liabilities that are not so subordinated, including the 2020 Notes; effectively junior in the right of payment to any secured indebtedness to the extent of the value of the assets securing such indebtedness; and structurally junior to all indebtedness and other liabilities (including accounts payables) of the Company's subsidiaries and Consolidated VIEs.

On April 16, 2019, the Company repurchased US$150,839 in principal amount of 2020 Notes, representing approximately 50.28% of the US$300,000 total aggregate principal amount of the 2020 Notes outstanding as at such date. On August 12, 2019, the Company repurchased US$18,000 in principal amount of 2020 Notes. The remaining outstanding 2020 Notes with principal amount of US$131,161 continue to be the obligation of the Company. The Company recognized loss on debt extinguishment of RMB18,895 (US$2,714) during the year ended December 31, 2019.

The following table summarizes the aggregate required repayments of the principal amounts of the Company’s long-term borrowings, including the bonds payable and bank borrowings (Note 13) in the succeeding five years and thereafter:

	RMB	US$
For the years ending December 31,
2020	947,505	136,100
2021	2,131,860	306,223
2022	40,500	5,817
2023 and thereafter	—	—